Fair Value of Financial Instruments (Details) - Schedule of financial assets and liabilities measured on recurring basis - Fair Value, Recurring [Member] - FF Intelligent Mobility Global Holdings Ltd [Member] - Affiliated Entity [Member] - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Related party notes payable
Notes payable
The9 Conditional Obligation
Warrant liabilities
Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Related party notes payable
Notes payable
The9 Conditional Obligation
Warrant liabilities
Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Related party notes payable	21,769	21,627
Notes payable	213,504	71,064
The9 Conditional Obligation		$ 1,128
Warrant liabilities	$ 7,880